Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 635	¥ 432
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	0	0
Debt securities issued by SPEs with an initial fair value	708	253
Cash inflows from third parties on the sale of debt securities	743	227
Cumulative balance of financial assets transferred to SPEs	7,123	6,747
Retained interests	250	160
Interests held in SPEs	¥ 28	¥ 23